TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 37.7%(a)
	EQUITY - 37.7%
7,500	Timothy Plan High Dividend Stock Enhanced ETF	$ 182,487
8,475	Timothy Plan High Dividend Stock ETF	248,317
59,895	Timothy Plan International ETF	1,700,419
29,900	Timothy Plan US Large/Mid Cap Core Enhanced ETF	732,347
28,078	Timothy Plan US Large/Mid Cap Core ETF	977,569
26,578	Timothy Plan US Small Cap Core ETF	878,631
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,971,230)	4,719,770

	OPEN END FUNDS — 58.6%(b)
	EQUITY - 6.4%
62,190	Timothy Plan International Fund, Class A(c)	798,526

	FIXED INCOME - 46.2%
485,566	Timothy Plan Fixed Income Fund, Class A	5,069,314
71,772	Timothy Plan High Yield Bond Fund, Class A	711,265
		5,780,579
	MIXED ALLOCATION - 6.0%
55,804	Timothy Plan Defensive Strategies Fund, Class A(c)	754,469

	TOTAL OPEN END FUNDS (Cost $6,904,666)	7,333,574

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
495,064	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $495,064)(d)	495,064

	TOTAL INVESTMENTS - 100.3% (Cost $11,370,960)	$ 12,548,408
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(38,297)
	NET ASSETS - 100.0%	$ 12,510,111

ETF – Exchange-Traded Fund.

(a) Affiliated Funds.

(b) Affiliated Funds – Class A.

(c) Non-income producing securities.

(d) Variable rate security; the rate shown represents the 7-day yield effective as of September 30, 2021.

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.0%(a)
	EQUITY - 56.0%
21,500	Timothy Plan High Dividend Stock Enhanced ETF	$ 523,129
26,830	Timothy Plan High Dividend Stock ETF	786,116
138,200	Timothy Plan International ETF	3,923,499
53,100	Timothy Plan US Large/Mid Cap Core Enhanced ETF	1,300,589
47,338	Timothy Plan US Large/Mid Cap Core ETF	1,648,129
49,468	Timothy Plan US Small Cap Core ETF	1,635,343
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,353,520)	9,816,805

	OPEN END FUNDS — 41.0%(b)
	EQUITY - 9.9%
135,040	Timothy Plan International Fund, Class A(c)	1,733,914

	FIXED INCOME - 24.0%
317,264	Timothy Plan Fixed Income Fund, Class A	3,312,236
90,578	Timothy Plan High Yield Bond Fund, Class A	897,631
		4,209,867
	MIXED ALLOCATION - 7.1%
92,007	Timothy Plan Defensive Strategies Fund, Class A(c)	1,243,941

	TOTAL OPEN END FUNDS (Cost $6,599,486)	7,187,722

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
569,198	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $569,198)(d)	569,198

	TOTAL INVESTMENTS - 100.2% (Cost $15,522,204)	$ 17,573,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(33,170)
	NET ASSETS - 100.0%	$ 17,540,555

ETF – Exchange-Traded Fund.

(a) Affiliated Funds.

(b) Affiliated Funds – Class A.

(c) Non-income producing securities.

(d) Variable rate security; the rate shown represents the 7-day yield effective as of September 30, 2021.